CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 29,023	$ 29,005
Bank deposits	10,349	8,271
Financial assets at fair value through profit or loss	8,500	15,909
Trade receivables	1,216	958
Prepaid expenses and other receivables	2,244	1,876
Inventory	1,882	769
Total current assets	53,214	56,788
NON-CURRENT ASSETS:
Bank deposits	152	140
Fixed assets	228	163
Right-of-use assets	3,578
Intangible assets	16,927	5,320
Total non-current assets	20,885	5,623
TOTAL ASSETS	74,099	62,411
CURRENT LIABILITIES:
Accounts payable	4,184	3,324
Lease liabilities	834
Accrued expenses and other current liabilities	5,598	7,057
Total current liabilities	10,616	10,381
NON-CURRENT LIABILITIES:
Derivative financial instruments		344
Lease liabilities	2,981
Royalty obligation	500	500
Total non-current liabilities	3,481	844
TOTAL LIABILITIES	14,097	11,225
EQUITY:
Ordinary shares	962	767
Additional paid-in capital	267,403	219,505
Accumulated deficit	(208,363)	(169,086)
TOTAL EQUITY	60,002	51,186
TOTAL LIABILITIES AND EQUITY	$ 74,099	$ 62,411